Guarantees, commitments and risks - Commitments and risks (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Guarantees, commitments and risks
Commitments	€ 74,338	€ 54,611
Risks	676	673
Commitments and risks	€ 75,014	€ 55,284